Pro forma Consolidated Balance Sheets (Unaudited)	Jun. 30, 2015 USD ($)
Current Assets
Prepaid expenses and other current assets	$ 25,425
Plant and equipment, net	51,236
Current Liabilities
Accrued expenses and other payables	30,527
Stockholders' Equity
Total Stockholders' Equity	(6,879)
Shuhai [Member]
Current Assets
Cash and cash equivalents	5,904
Prepaid expenses and other current assets	25,425
Total Current Assets	31,329
Plant and equipment, net	51,236
Total Non-Current Assets	51,236
Total Assets	82,565
Current Liabilities
Accrued expenses and other payables	30,527
Due to related party	58,917
Total current liabilities	$ 89,444
Stockholders' Equity
Common stock
Additional paid in capital	$ 195,878
Accumulated other comprehensive loss	(17)
Accumulated deficit	(202,740)
Total Stockholders' Equity	(6,879)
Total Liabilities and Stockholders' Equity	82,565
ProForma Adjustments Member
Current Assets
Cash and cash equivalents	(22,923)	[1]
Current Liabilities
Accrued expenses and other payables	(3,691)	[1]
Stockholders' Equity
Common stock	4,000	[1],[2]
Additional paid in capital	(44,000)	[1],[2]
Accumulated deficit	20,768	[1]
ProForma Consolidated Member
Current Assets
Cash and cash equivalents	5,904
Prepaid expenses and other current assets	25,425
Total Current Assets	31,329
Plant and equipment, net	51,236
Total Non-Current Assets	51,236
Total Assets	82,565
Current Liabilities
Accrued expenses and other payables	30,527
Due to related party	58,917
Total current liabilities	89,444
Stockholders' Equity
Common stock	11,000
Additional paid in capital	184,878
Accumulated other comprehensive loss	(17)
Accumulated deficit	(202,740)
Total Stockholders' Equity	(6,879)
Total Liabilities and Stockholders' Equity	82,565
Datasea [Member]
Current Assets
Cash and cash equivalents	$ 22,923
Prepaid expenses and other current assets
Total Current Assets	$ 22,923
Plant and equipment, net
Total Non-Current Assets
Total Assets	$ 22,923
Current Liabilities
Accrued expenses and other payables	$ 3,691
Due to related party
Total current liabilities	$ 3,691
Stockholders' Equity
Common stock	7,000
Additional paid in capital	$ 33,000
Accumulated other comprehensive loss
Accumulated deficit	$ (20,768)
Total Stockholders' Equity	19,232
Total Liabilities and Stockholders' Equity	$ 22,923

[1]	Elimination of Datasea's capital accounts and accumulated deficit as result of recapitalization, and reflection of payment of all liabilities of Datasea prior to closing.
[2]	Reflection of the issuance of 4,000,000 shares to the ultimate shareholders of Shuhai, resulting in 11,000,000 total shares outstanding of Datasea after the reverse merger.